Restructuring - Restructuring Charges (Details) - Revelyst Business - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 25, 2023	Mar. 31, 2024	Mar. 31, 2023
GEAR Up restructuring costs
Restructuring Cost and Reserve [Line Items]
Restructuring charges	$ 5,190	$ 0	$ 8,279	$ 0
Incurred since inception	13,469		8,279
Cost reduction and earnings improvement program
Restructuring Cost and Reserve [Line Items]
Restructuring charges			5,604	11,628
Incurred since inception			17,232
Other asset impairments | Cost reduction and earnings improvement program
Restructuring Cost and Reserve [Line Items]
Restructuring charges			0	5,220
Incurred since inception			5,220
Employee severance and related expenses | GEAR Up restructuring costs
Restructuring Cost and Reserve [Line Items]
Restructuring charges	416	0	6,056	0
Incurred since inception	6,472		6,056
Employee severance and related expenses | Cost reduction and earnings improvement program
Restructuring Cost and Reserve [Line Items]
Restructuring charges			614	4,565
Incurred since inception			5,179
Professional fees | GEAR Up restructuring costs
Restructuring Cost and Reserve [Line Items]
Restructuring charges	967	0	1,720	0
Incurred since inception	2,687		1,720
Right-of-use asset impairments | GEAR Up restructuring costs
Restructuring Cost and Reserve [Line Items]
Restructuring charges	1,612	0	129	0
Incurred since inception	1,741		129
Right-of-use asset impairments | Cost reduction and earnings improvement program
Restructuring Cost and Reserve [Line Items]
Restructuring charges			3,825	1,172
Incurred since inception			4,997
Impairment on technology assets | GEAR Up restructuring costs
Restructuring Cost and Reserve [Line Items]
Restructuring charges	0	0	306	0
Incurred since inception	306		306
Impairment on technology assets | Cost reduction and earnings improvement program
Restructuring Cost and Reserve [Line Items]
Restructuring charges			0	671
Incurred since inception			671
Contract termination costs | GEAR Up restructuring costs
Restructuring Cost and Reserve [Line Items]
Restructuring charges	1,630	0
Incurred since inception	1,630
Contract termination costs | Cost reduction and earnings improvement program
Restructuring Cost and Reserve [Line Items]
Restructuring charges			1,165	0
Incurred since inception			1,165
Other | GEAR Up restructuring costs
Restructuring Cost and Reserve [Line Items]
Restructuring charges	470	$ 0	68	$ 0
Incurred since inception	$ 538		$ 68